Property and Equipment - 10K (Details) - USD ($) $ in Thousands	Jan. 07, 2024	Apr. 30, 2023	Apr. 24, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 141,045	$ 126,463	$ 108,690
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(69,038)	(63,621)	(58,310)
Property, Plant and Equipment, Net, Total	72,007	62,842	50,380
Q1 Impairment Charge
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		129,244
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(66,402)
Property, Plant and Equipment, Net, Total		62,842
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	71,292	61,534	65,048
Leasehold Improvements [Member] | Q1 Impairment Charge
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		63,606
Furniture, Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	40,818	33,361	34,381
Furniture, Fixtures And Equipment [Member] | Q1 Impairment Charge
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		34,069
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,000	7,000	7,000
Building and Building Improvements [Member] | Q1 Impairment Charge
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		7,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 21,935	24,568	$ 2,261
Construction in Progress [Member] | Q1 Impairment Charge
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 24,569